Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Liabilities and Other Liabilities [Abstract]
Summary of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Loans from third parties ( Note 11 )	7,257	312	45
Payroll and welfare payables	15,338	21,204	3,046
Other taxes payable	463	3,062	440
Payables for service fee	4,478	21,306	3,061
Product warranty liability	85	2,675	384
Others	—	1,955	280
Payables to suppliers	3,576	2,796	402

	31,197	53,310	7,658

Summary of Reconciliation of Changes in Product Warranty Liability
A reconciliation of the changes in the Group’s product warranty liability is as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Balance as of the beginning of the year	1,024	85	12
Accruals during the year	85	2,675	384
Claims during the year	(1,024)	(85)	(12)

Product warranty liability	85	2,675	384